Accounts Receivables and Accrued Revenues - Schedule of accounts receivables and accrued revenues (Detail) - CAD ($) $ in Millions	12 Months Ended	48 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Trade and Accruals	$ 2,548	$ 2,548	$ 1,149
Prepaids and Deposits	486	486	121
Partner Advances	371	371	175
Joint Operations Receivables	225	225	35
Other	240	240	8
Accounts Receivable and Accrued Revenues	3,870	3,870	$ 1,488
Insurance proceeds	$ 120	$ 135